Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
19	Leases

19.1	Amounts Recognized in the Consolidated Statements of Financial Position
Right-of-Use
Assets
The following amounts are presented as
right-of-use
assets within the consolidated statements of financial position as of the dates indicated:

(in millions)	December 31, 2022	December 31, 2021
Buildings	€206.5	€175.0
Production facilities	3.0	19.4
Other operating equipment	2.4	3.5

Total	€211.9	€197.9

Additions to the
right-of-use
assets during the year ended December 31, 2022, were €118.3 million (during the year ended December 31, 2021: €126.5 million).
Lease Liability
The following amounts are included in loans and borrowings as of the dates indicated:

(in millions)	December 31, 2022	December 31, 2021
Current	€36.0	€27.9
Non-current	174.1	153.7

Total	€210.1	€181.6

19.2	Amounts Recognized in the Consolidated Statements of Profit or Loss
Depreciation Charge of
Right-of-Use
Assets

	Years ended December 31,
(in millions)	2022	2021	2020
Buildings	€35.2	€14.7	€4.7
Production facilities	23.1	14.0	1.6
Other operating equipment	0.5	0.3	—

Total depreciation charge	€58.8	€29.0	€6.3

Interest on lease liabilities	5.1	2.9	2.0
Expense related to short-term leases and leases of low-value assets	27.1	9.5	1.2

Total amounts recognized in profit or loss	€91.0	€41.4	€9.5

19.3	Amounts Recognized in the Consolidated Statements of Cash Flows
During the year ended December 31, 2022, the total cash outflow for leases amounted to €46.2 million (during the year ended December 31, 2021: €17.0 million; during the year ended December 31, 2020: €14.7 million).

19.4	Extension Options
The Group has several lease contracts that include extension options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group’s business needs. Management exercises judgement in determining whether these extension options are reasonably certain to be exercised. The undiscounted potential future lease payments, which relate to periods after the exercise date of renewal options and are not included in lease liabilities, amount to up to €163.1 million as of December 31, 2022
,
considering terms up until 2049 (as of December 31, 2021: €82.8 million considering terms up until 2049).